Leases	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Leases [Abstract]
Leases
10. LEASES
The Company has operating leases for its principal office and laboratory space and the Company’s former headquarters. The Company’s leases have remaining lease terms of approximately 8.3 years for its principal office and laboratory space, which includes an option to extend the lease for up to 5 years, and approximately 0.9 years for its former headquarters. The Company’s former headquarters location is subleased through the remainder of the lease term.
Other information related to leases as of June 30, 2020 and 2019 was as follows:

	For the Three Months Ended June 30,		For the Six Months Ended June 30,
	2020	2019	2020	2019
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flow from operating leases (in thousands)	$147	$91	$291	$130
Right-of-use assets obtained in exchange for lease obligations:
Operating leases (in thousands)	$—	$2,980	$—	$2,980
As of June 30, 2020 and December 31, 2019, the weighted average remaining lease term for operating leases was 8.0 years and 8.3 years, respectively.
As of June 30, 2020 and December 31, 2019, the weighted average discount rate for operating leases was 8% for both periods.
Operating lease costs under the leases for the three and six months ended June 30, 2020 were approximately $165,000 and $330,000, respectively. Total operating lease costs for the three and six months ended June 30, 2020 were offset by $21,000 and $50,000, respectively, for sublease income and variable lease cost payments. Operating lease costs under the leases for the three and six months ended June 30, 2019 were approximately $130,000 and $260,000, respectively. Total operating lease costs for the three and six months ended June 30, 2019 were offset by $18,000 and $37,000, respectively, for sublease income and variable lease cost payments.
The following table summarizes the Company’s maturities of operating lease liabilities as of June 30, 2020 (in thousands):

Year
2020 (excluding the six months ended June 30, 2020)	$297
2021	508
2022	450
2023	462
2024	474
Thereafter	1,931

Total lease payments	$4,122
Less: present value discount	(1,070)

Total	$3,052

10.	LEASES
The Company has operating leases for its principal office and laboratory space and the Company’s former headquarters. The Company’s leases have remaining lease terms of approximately 8.3 years for its principal office and laboratory space, which includes an option to extend the lease for up to 5 years, and approximately 2 years for its former headquarters. The Company’s former headquarters location is subleased through the remainder of the lease term.
Other information related to leases as of December 31, 2019 was as follows:

For the Year Ended December 31,
2019
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flow from operating leases (in thousands)	$417
Right-of-use assets obtained in exchange for lease obligations:
Operating leases (in thousands)	$2,980
Weighted Average Remaining Lease Term
Operating leases	8.3 years
Weighted Average Discount Rate
Operating leases	8.0%
Operating lease costs under the leases for the year ended December 31, 2019 were approximately $646,000, offset by $81,000, for sublease income and variable lease cost payments. Total rent expense for the year ended December 31, 2018 was $429,000, which included payments for a lease of the Company’s research and development facility. The lease term of the research and development facility ended as of June 30, 2018.
The following table summarizes the Company’s maturities of operating lease liabilities as of December 31, 2019 (in thousands):

Year
2020	$588
2021	508
2022	450
2023	462
2024	474
Thereafter	1,931

Total lease payments	$4,413
Less: present value discount	(1,189)

Total	$3,224

For comparative purposes, the Company’s aggregate future minimum non-cancellable
commitments under operating leases as of December 31, 2018 were as follows (in thousands):

Year
2019	$417
2020	588
2021	508
2022	450
2023	462
Thereafter	2,405

Total minimum lease payments	$4,830